TAX SITUATION	12 Months Ended
Dec. 31, 2018
Disclosure of tax situation [Abstract]
Disclosure of income tax [text block]
18	TAX SITUATION

a)	Credicorp is not subject to income tax or any taxes on capital gains, equity or property in Bermuda. Credicorp’s Peruvian subsidiaries are subject to the Peruvian tax regime.

The income tax rate in Peru as of December 31, 2018 and 2017 was 29.5 percent of the taxable income after calculating the worker's participation, which is determined using a rate of 5 percent.

The income tax rate in Bolivia is 25.0 percent as of December 31, 2018 and 2017. Financial entities have an additional rate if the ROE exceeds 6.0 percent; in that case, they must consider an additional 25.0 percent, with which the rate would be 50.0 percent (22.0 percent additional to December 31, 2017, with which the rate was 47.0 percent in that period).

In the case of Chile, the first category income tax rate for domiciled legal entities under the attributed regime is 25.0 percent and for those under the partially integrated scheme it is 27.0 percent for the year 2018 (25.0 percent and 25.5 percent, respectively, for the year 2017). Credicorp Capital Holding Chile, like all its subsidiaries, used the partially integrated regime.

On the other hand, individuals or legal entities not domiciled in Chile will be subject to a tax called "Additional income tax" whose rates are between 4.0 percent and 35.0 percent, depending on the nature of the income. Additionally, Chile has signed treaties to avoid double taxation with different countries so certain income could be released from withholding tax or for the use of reduced rates.

In the case of Colombia, the income tax rate for 2018 was 33.0 percent plus a surcharge of 4.0 percent and as of December 31, 2017 was 34.0 percent plus a surcharge of 6.0 percent. For the years 2019, 2020 and 2021 the rates will be 33.0 percent, 32.0 percent and 31.0 percent, respectively. From the year 2022 onwards, the rate will be 30.0 percent.

Considering that Credicorp Capital Fiduciaria, is considered a financial company, for the year 2019 it will have a surcharge of 4.0 percent and for the years 2020 and 2021 it will have a surcharge of 3.0 percent.

Atlantic Security Holding Corporation and its Subsidiaries are not subject to taxes in the Cayman Islands or Panama. For the years ended December 31, 2018, 2017 and 2016, no taxable income was generated from the operations in the United States of America.

The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2018	2017	2016
	%	%	%

Peruvian statutory income tax rate	29.50	29.50	28.00
Increase (decrease) in the statutory tax rate due to:
(i) Increase (decrease) arising from net income (loss) of subsidiaries not domiciled in Peru	0.09	(1.82)	(0.04)
(ii) Non-taxable income, net	(2.39)	(2.69)	(1.23)
(iii)Effect of change in Peruvian tax rates	–	–	(0.53)
Effective income tax rate	27.20	24.99	26.20

b)	Income tax expense for the years ended December 31, 2018, 2017 and 2016 comprises:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,315,896	1,262,302	1,098,125
In other countries	113,912	134,540	155,095
	1,429,808	1,396,842	1,253,220

Deferred -
In Peru	87,952	(18,264)	31,472
In other countries	3,149	14,708	10,748
Effect of change in Peruvian tax rates	–	–	(13,992)
	91,101	(3,556)	28,228
Total	1,520,909	1,393,286	1,281,448

The deferred income tax has been calculated on all temporary differences, considering the income tax rates effective where Credicorp’s subsidiaries are located.

c)	The following table presents a summary of the Group’s deferred income tax:

	2018	2017
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	674,689	604,828
Provision for sundry expenses	46,314	44,885
Unrealized loss in valuation on cash flow hedge derivatives	9,286	22,039
Provision for sundry risks	285	20,173
Impairments in buildings for rent depreciation	20,479	17,489
Fluctuation of the fair value of the covered bonds		8,734
Carry forward tax losses	6,790	13,332
Unrealized losses due to valuation of investments at fair value through other comprehensive income	4,105	–
Unrealized losses due to valuation of investments available for sale.	–	2,563
Others	41,597	40,447
Deferred liability
Intangibles, net	(159,621)	(132,553)
Buildings depreciation	(68,398)	(70,515)
Adjustment for difference in exchange of SUNAT and SBS	(47,289)	(35,660)
Fluctuation of the fair value of the covered bonds	(16,558)	–
Deferred acquisitions costs - DAC	(14,913)	(12,855)
Unrealized gain in valuation on cash flow hedge derivatives	(6,608)	(8,431)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(3,190)	–
Unrealized gain due to valuation of investments available for sale	–	(8,095)
Buildings revaluation	(5,356)	(5,917)
Unrealized gain in valuation on fair value hedge derivatives	(5,201)	(5,687)
Others	(12,694)	(14,720)
Total	463,717	480,057

Deferred income tax liability, net
Deferred asset
Carry forward tax losses	20,369	14,039
Unrealized losses due to valuation of investments at fair value through other comprehensive income	11,893	–
Unrealized losses due to valuation of investments available for sale.	–	1,746
Provision for sundry risks, net	3,761	8,750
Deferred income due to commission – DIL	7,503	8,326
Others	13,424	11,154

Deferred liability
Intangibles, net	(36,907)	(48,797)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs – DAC	(28,581)	(30,322)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(20,790)	–
Unrealized gain due to valuation of investments available for sale.	–	(41,910)
Fluctuation due to valuation of investments at fair value through profit or loss investments	(3,061)	–
Catastrophic insurance reserve	(9,950)	(9,561)
Leasing operations related to loans	(4,788)	(5,063)
Buildings depreciation	(3,076)	(2,736)
Buildings revaluation	(1,694)	(2,578)
Others	(17,191)	(13,813)
Total	(108,603)	(150,280)

As of December 31, 2018, the Group has recorded a deferred income tax of S/5.3 million, corresponding to unrealized gains and losses generated by investments at fair value through other comprehensive income and cash flow hedges.

As of December 31, 2017 and 2016, the Group has recorded S/32.1 million and S/26.8 million, respectively, corresponding to unrealized gains and losses generated by investments available for sale and cash flow hedges.

d)	The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2013 to 2018
Mibanco, Banco de la Microempresa S.A.	2014 to 2018
Prima AFP S.A	2014, 2016 to 2018
Pacífico Compañía de Seguros y Reaseguros	2014 to 2018
Pacífico Peruano Suiza	2014 to 2017

On January 18, 2018, the Peruvian Tax Authority notified the initial Presentation and Requirement Letter for the examination of income tax returns of Banco de Crédito del Peru for the year 2013, a process that is still in process; this notification includes the obligations on Transfer Pricing for 2013, whose review has culminated without observations.

The Bolivian, Chilean and Colombian Tax Authorities have the power to review and, if applicable, make a new determination for the income tax calculated by the subsidiaries located in said countries in the previous 8 years, 3 years and 3 years, respectively, upon presentation of their Income Tax declarations. Additionally, in the case of Colombia, a period of 6 years was established for the taxpayers obliged to apply Transfer Prices or taxpayers who report tax losses. The annual income tax declarations pending examination by the overseas tax authorities are the following:

Banco de Crédito de Bolivia	2011, 2012, 2014 to 2018
Credicorp Capital Colombia	2016 to 2018
Credicorp Capital Holding Chile	2014 to 2018

Since tax regulations are subject to interpretation by the different Tax Authorities where Credicorp’s subsidiaries are located, it is not possible to determine at the present date whether any significant additional liabilities may arise from any eventual tax examinations of the Credicorp’s subsidiaries. Any resulting unpaid taxes, tax penalties or interest that may arise will be recognized as expenses in the year in which they are determined. However, Management of Credicorp and its Subsidiaries and their legal counsel consider that any additional tax assessments would not have a significant impact on the consolidated financial statements as of December 31, 2018 and 2017.